S000003867 [Member] Expense Example - BlackRock Capital Appreciation Portfolio - BlackRock Capital Appreciation Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 704